Marketable debt securities - Other disclosures - Senior Unsecured Notes (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Apr. 14, 2020
Financial liabilities
Total financial liabilities	$ 1,604,462	$ 1,477,724
Marketable debt securities
Financial liabilities
Total financial liabilities	134,913	101,682
Senior Unsecured Notes
Financial liabilities
Financial liabilities		56,396
Accrued interest	328	405
Total financial liabilities	34,469	56,801
Senior Unsecured Notes November 9, 2022
Financial liabilities
Financial liabilities		$ 20,508
Interest rate (as a percent)		4.13%
Senior Unsecured Note, April 17, 2025
Financial liabilities
Financial liabilities	$ 34,141	$ 35,888
Interest rate (as a percent)	5.38%	5.38%	5.375%